INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES
Schedule of inventories

Inventories consist of the following:

	As of December 31,
	2018	2017
Mobile handsets and others	2,254	—
Radio equipment and others	64	189
Fixed telephones and equipment	15	—
Inventories for construction projects	537	—
Subtotal	2,870	189
Allowance for obsolescence of inventories	(133)	(53)
	2,737	136

Movements in the allowance for obsolescence of inventories are as follows:

	Years ended December 31,
	2018	2017
At the beginning of the year	(53)	—
Additions	(82)	(70)
Decreases	2	17
At the end of the year	(133)	(53)